Net Loss Per Share - Schedule of Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Earnings Per Share [Line Items]
Net loss		$ (289)	$ (236)	$ (512)
Less: Net (income) loss attributable to FTW prior to the Reoganization Transactions		(26)
Less: Net loss attributable to redeemable noncontrolling interests after the Reorganization Transactions		197
Net loss attributable to McAfee Corp., basic and diluted		$ (118)
Earnings Per Share, Basic [Abstract]
Earnings per share, basic	[1]	$ (0.73)
Earnings Per Share, Diluted [Abstract]
Earnings per share, diluted	[1]	$ (0.73)
Continuing operations
Earnings Per Share [Line Items]
Net loss		$ (218)
Less: Net (income) loss attributable to FTW prior to the Reoganization Transactions		74
Less: Net loss attributable to redeemable noncontrolling interests after the Reorganization Transactions		89
Net loss attributable to McAfee Corp., basic and diluted		$ (55)
Earnings Per Share, Basic [Abstract]
Earnings per share, basic		$ (0.34)
Earnings Per Share, Diluted [Abstract]
Earnings per share, diluted		$ (0.34)
Discontinued operations
Earnings Per Share [Line Items]
Net loss		$ (71)
Less: Net (income) loss attributable to FTW prior to the Reoganization Transactions		(100)
Less: Net loss attributable to redeemable noncontrolling interests after the Reorganization Transactions		108
Net loss attributable to McAfee Corp., basic and diluted		$ (63)
Earnings Per Share, Basic [Abstract]
Earnings per share, basic		$ (0.39)
Earnings Per Share, Diluted [Abstract]
Earnings per share, diluted		$ (0.39)
Class A Common Stock
Earnings Per Share [Line Items]
Weighted average shares of Class A common stock outstanding, basic and diluted		162.3
Class A Common Stock | Continuing operations
Earnings Per Share [Line Items]
Weighted average shares of Class A common stock outstanding, basic and diluted		162.3
Class A Common Stock | Discontinued operations
Earnings Per Share [Line Items]
Weighted average shares of Class A common stock outstanding, basic and diluted		162.3

[1]	Basic and diluted earnings per share of Class A common stock are applicable only for the period from October 22, 2020 through December 26, 2020, which is the period following the initial public offering (“IPO”) and related Reorganization Transactions (as defined in Note 1 to the Consolidated Financial Statements). See Note 17 Net Loss per Share, to the Notes to Consolidated Financial Statements for the number of shares used in the computation of net loss per share of Class A common stock and the basis for the computation of net loss per share.